Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES

The following table presents the components of other receivables and prepaid expenses as of December 31, 2017 and 2016.

	December 31,
	2017	2016
Prepaid expenses	38,420	32,254
Government institutions	66,189	37,937
Derivative instruments	5,953	14,218
Cross-currency interest rate swap	7,501	2,275
Other	10,883	16,295
	$128,946	$102,979